SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is August 19, 2016.

For the MFS® Funds listed below:

MFS® ABSOLUTE RETURN FUND	MFS® GROWTH ALLOCATION FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® INTERNATIONAL DIVERSIFICATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND	MFS® INTERNATIONAL GROWTH FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND	MFS® INTERNATIONAL VALUE FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND	MFS® MANAGED WEALTH FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND	MFS® MODERATE ALLOCATION FUND
MFS® CONSERVATIVE ALLOCATION FUND
MFS® EMERGING MARKETS EQUITY FUND
Effective August 19, 2016, the "Ticker Symbols" table on the cover page is amended to include the following:
Fund	Ticker Symbols
	Class A	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® Blended Research® Mid Cap Equity Fund	BMSFX	BMSBX	BMSDX	N/A	N/A	N/A

Fund	Ticker Symbols
	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
MFS® Blended Research® Mid Cap Equity Fund	BMSLX	BMSRX	BMSSX	BMSTX	BMSVX	BMSYX

Effective August 19, 2016, the paragraph following the "Ticker Symbols" table is restated in its entirety as follows:
This Statement of Additional Information ("SAI") contains additional information about each fund listed above (references to "a Fund" or "the Fund" mean each Fund listed on the cover page, unless otherwise noted), and should be read in conjunction with the Fund's Prospectus dated August 19, 2016, for the MFS Blended Research Mid Cap Equity Fund, September 14, 2015, for each of MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund and MFS Blended Research Value Equity Fund, and dated September 28, 2015, for all other funds. For each Fund except MFS Blended Research Mid Cap Equity Fund, the Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. You may obtain a copy of each Fund's Prospectus, and for each Fund, except MFS Blended Research Mid Cap Equity Fund, each Fund's Annual Report, without charge by contacting the Fund's transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).
Certain information for MFS Blended Research Mid Cap Equity Fund as of May 31, 2015, the fiscal year end of the fund, is not included in this Statement of Additional Information because the fund had not commenced operations as of May 31, 2015.
Effective August 19, 2016, the sub-section entitled "Organization of the Fund" beneath the main heading "Management of the Fund" is restated in its entirety as follows:
Organization of the Fund
MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund,  MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund,  MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, each an open-end investment company, are series of MFS Series Trust X, a Massachusetts business trust organized in 1985. MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund are diversified funds.
Effective August 19, 2016, the following is added to the sub-heading entitled "Investment Advisory Agreement" within the sub-section entitled "Investment Adviser" beneath the main heading "Management of the Fund":
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For MFS Blended Research Mid Cap Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.50% of the fund's average daily net assets annually up to $1 billion, 0.475% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.450% of the fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees.  MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.59% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.59% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.09% of the class' average daily net assets annually for Class R2 shares, and 0.55% of the class' average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2017.
Effective August 19, 2016, sub-section entitled "Custodian" beneath the main heading "Management of the Fund" is restated in its entirety as follows:
State Street Bank and Trust Company ("State Street"), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.
JPMorgan Chase Bank ("JPMorgan"), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Absolute Return Fund and MFS Blended Research Mid Cap Equity Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J. P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

There is an expense offset arrangement that reduces the Fund's custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.
Effective August 19, 2016, the section entitled "Independent Registered Public Accounting Firm and Financial Statements" is restated in its entirety as follows:
Ernst & Young LLP serves as the independent registered public accounting firm for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.
Each such Fund's Financial Statements and Financial Highlights for the fiscal year ended May 31, 2015, are incorporated by reference into this SAI from the Fund's Annual Report to shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.
Deloitte & Touche LLP, serves as the independent registered public accounting firm for MFS Absolute Return Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, and MFS International Diversification Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.
Each such Fund's Financial Statements and Financial Highlights for the fiscal year ended May 31, 2015, are incorporated by reference into this SAI from the Fund's Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.
MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, and MFS Blended Research Value Equity Fund had not commenced operations as of the fiscal year ended May 31, 2015; therefore, no Financial Statements nor Financial Highlights for such Funds are incorporated by reference into this SAI.

Effective August 19, 2016, the following is added to the table entitled "Trustee Compensation Table" under the main heading "Appendix B - Trustee Compensation and Committees":

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Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Funds	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	Robert E. Butler	Maureen R. Goldfarb	David H. Gunning	William R. Gutow	Michael Hegarty	John P. Kavanaugh	Maryanne L. Roepke	Laurie J. Thomsen	Robert W. Uek

MFS Blended Research Mid Cap Equity Fund(5)	Not Applicable	Not Applicable	$192	$194	$194	$208	$192	$194	$192	$192	$194	$196
(5) Estimated amounts for the fiscal year ending May 31, 2017.
Effective August 19, 2016, the following is added after the first paragraph of the sub-section entitled "Ownership by Trustees and Officers" beneath the main heading "Appendix C – Share Ownership":
As of August 17, 2016, the Trustees and officers of the Trust as a group did not own any class of the shares of MFS Blended Research Mid Cap Equity Fund because the Fund had not yet commenced operations.  No Trustee owned shares of MFS Blended Research Mid Cap Equity Fund as of December 31, 2015, because shares of MFS Blended Research Mid Cap Equity Fund had not been offered for sale as of December 31, 2015.

Effective August 19, 2016, the following is added as the last paragraph directly beneath the table within the sub-section entitled "25% or Greater Ownership of the Fund" beneath the main heading "Appendix C – Share Ownership":
As of August 17, 2016, no shares of MFS Blended Research Mid Cap Equity Fund were owned because the Fund had not yet commenced operations.

Effective August 19, 2016, the following is added as the last paragraph of the sub-section entitled "5% or Greater Ownership of Share Class" beneath the main heading "Appendix C – Share Ownership":
As of August 17, 2016, no shares of MFS Blended Research Mid Cap Equity Fund were owned because the Fund had not yet commenced operations.

Effective August 19, 2016, the following is added directly below the table within the Sub-section entitled "Compensation" under the main heading "Appendix D – Portfolio Manager(s)":
Compensation
As of August 19, 2016, MFS expects the following benchmarks will be used to measure the following portfolio managers' performance for the following Fund:
Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research Mid Cap Equity Fund	Matthew W. Krummell	Russell Midcap® Index
	James C. Fallon	Russell Midcap® Index
	Jonathan W. Sage	Russell Midcap® Index
	John E. Stocks	Russell Midcap® Index

Effective August 19, 2016, the following is added directly below the sub-section entitled "Ownership of Fund Shares" beneath the main heading "Appendix D – Portfolio Manager(s)":
As of August 17, 2016, no portfolio managers owned shares of MFS Blended Research Mid Cap Equity Fund because the fund had not yet commenced operations.
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Effective August 19, 2016, the following is added to the table within the sub-section entitled "Other Accounts" beneath the main heading "Appendix D – Portfolio Manager(s)":

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Blended Research Mid Cap Equity Fund	Matthew Krummell[1] (Became a Portfolio Manager of the Fund on August 19, 2016)	Registered Investment Companies*	21	$7.8 billion
		Other Pooled Investment Vehicles	16	$1.3 billion
		Other Accounts	38	$5.2 billion
	James C. Fallon[1] (Became a Portfolio Manager of the Fund on August 19, 2016)	Registered Investment Companies*	19	$7.8 billion
		Other Pooled Investment Vehicles	16	$1.3 billion
		Other Accounts	45	$6.8 billion
	Jonathan W. Sage[1] (Became a Portfolio Manager of the Fund on August 19, 2016)	Registered Investment Companies*	27	$25.3 billion
		Other Pooled Investment Vehicles	18	$4.3 billion
		Other Accounts	43	$12.2 billion
	John E. Stocks[1] (Became a Portfolio Manager of the Fund on August 19, 2016)	Registered Investment Companies*	19	$7.8 billion
		Other Pooled Investment Vehicles	16	$1.3 billion
		Other Accounts	35	$5.2 billion
*   Does not include the Fund.
1   Account information is as of July 1, 2016.

Effective August 19, 2016, the first two paragraphs under the sub-heading entitled "Class A, Class A1, and Class 529A Shares – General Provisions" within the sub-section entitled "Commissions and Distribution Plan Payments" beneath the main heading "Appendix J - Financial Intermediary Compensation" are restated in their entirety as follows:
Class A, Class A1, and Class 529A Shares – General Provisions
For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Asset Allocation/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Total Return Fund, MFS Utilities Fund, and MFS Value Fund):

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Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective August 19, 2016, the section for MFS Absolute Return Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, and MFS Blended Research Value Equity Fund under the main heading "Appendix L - Investment Restrictions" is restated in its entirety as follows:
MFS Absolute Return Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, and MFS Blended Research Value Equity Fund

As fundamental investment restrictions, the Fund:

1.	May borrow money to the extent not prohibited by applicable law.

2.	May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.	May issue senior securities to the extent not prohibited by applicable law.

4.	May make loans to the extent not prohibited by applicable law.

5.	May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.
May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.	Will not invest in illiquid investments if more than 15% of the Fund's net assets (taken at market value) would be invested in such securities.

Except for the Fund's fundamental investment restriction no. 1 and the Fund's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund's non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction no. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

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